Risk management - Forborne Loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) loan	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Forborne Loan Portfolio
Forbearance portfolio, Amount	€ 47,705
Percentage of forbearance portfolio	24.00%
Average coverage (as a percent)	58.00%
Decrease in forbearance exposure ( as a percent)	19.80%
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 903,013	€ 840,004	€ 836,156
Forborne loan portfolio
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	36,164	€ 37,365
Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (11,541)
Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	2,179,926
Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 14,333
Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	924,159
Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 33,372
Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	18,786
Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	4,986
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,497)
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	2,921
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,255
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	4,110
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,893
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,140
Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	69
Public sector | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	55
Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 89
Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	21
Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 22
Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	11
Public sector | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (25)
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	248
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 45
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	120
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 60
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	40
Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	10
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (7,106)
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	259,792
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 9,631
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	45,746
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 13,663
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	9,255
Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,075
Construction and property development | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (1,111)
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,259
Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 236
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	2,861
Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 2,612
Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,125
Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	30
Other warehouses | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (4,408)
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	1,919,831
Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,568
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	878,272
Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 19,627
Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	9,480
Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 3,896
Nonperforming
Forborne Loan Portfolio
Percentage of forbearance portfolio	42.00%
Nonperforming | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (9,112)
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	866,022
Nonperforming | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,351
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	147,423
Nonperforming | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 12,692
Nonperforming | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8,780
Nonperforming | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	849
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (3,496)
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	2,895
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,253
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	4,000
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,853
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	2,102
Nonperforming | Credit risk | Financing classified as non-current assets and disposable groups of items that have been classified as held for sale | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	69
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2)
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	22
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 8
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	13
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7
Nonperforming | Public sector | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (13)
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	79
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 2
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	59
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 22
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	8
Nonperforming | Other financial institutions (Financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	7
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (6,233)
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	109,973
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 5,522
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	21,265
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 7,839
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	5,531
Nonperforming | Non-financial corporations and individual entrepreneurs (Non-financial business activity) | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	414
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (847)
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	803
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 130
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	2,099
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,718
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	1,363
Nonperforming | Construction and property development | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	24
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Impairment losses
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ (2,864)
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	755,948
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Without collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 1,819
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Number of transactions | loan	126,086
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | With property collateral | Gross carrying amount
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Loans and receivables	€ 4,824
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Real estate guarantee
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	3,234
Nonperforming | Other warehouses | Credit risk | Forborne loan portfolio | Rest of real guarantees
CURRENT REFINANCING AND RESTRUCTURING BALANCES
Maximum amount of the actual collateral that can be considered	€ 428